RISK MANAGEMENT - Credit risk model - loss allowance (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	$ (259,515,428)	$ (245,105,338)
Market risk
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(27,376,239)	(23,528,815)
Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	8,557,039	8,611,594	$ 5,875,018
Accumulated impairment | Loan commitments and financial guarantee contracts
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	49,962	59,428	29,675
Accumulated impairment | 12-month ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,946,817	1,906,117
Accumulated impairment | 12-month ECL | Loan commitments and financial guarantee contracts
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	45,509	40,715	23,922
Accumulated impairment | Lifetime ECL | Not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,174,683	1,254,945
Accumulated impairment | Lifetime ECL | Not credit-impaired | Loan commitments and financial guarantee contracts
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	2,945	14,358	1,719
Accumulated impairment | Lifetime ECL | Credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	5,262,232	5,291,229
Accumulated impairment | Lifetime ECL | Credit-impaired | Loan commitments and financial guarantee contracts
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,508	4,355	4,034
Loan portfolio | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	8,185,797	8,196,187	5,618,481
Loan portfolio | Accumulated impairment | 12-month ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,853,138	1,824,874	1,227,363
Loan portfolio | Accumulated impairment | Lifetime ECL | Not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,158,732	1,197,046	583,584
Loan portfolio | Accumulated impairment | Lifetime ECL | Credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	5,173,927	5,174,267	3,807,534
Commercial loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(21,862,835)	(19,358,216)
Commercial loans | Credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(1,659,725)	(1,225,001)
Commercial loans | Lifetime ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(20,203,110)	(18,133,215)
Commercial loans | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	3,739,330	3,937,449	2,659,322
Commercial loans | Accumulated impairment | 12-month ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	642,839	695,728	492,561
Commercial loans | Accumulated impairment | Lifetime ECL | Not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	190,697	190,633	91,930
Commercial loans | Accumulated impairment | Lifetime ECL | Credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	2,905,794	3,051,088	2,074,831
Loans to consumers | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	3,548,580	3,442,311	2,456,791
Loans to consumers | Accumulated impairment | 12-month ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,076,150	998,390	656,042
Loans to consumers | Accumulated impairment | Lifetime ECL | Not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	851,651	890,556	446,698
Loans to consumers | Accumulated impairment | Lifetime ECL | Credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,620,779	1,553,365	1,354,051
Mortgages | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	306,237	257,243	130,882
Mortgages | Accumulated impairment | 12-month ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	43,492	35,187	14,501
Mortgages | Accumulated impairment | Lifetime ECL | Not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	73,109	73,461	20,032
Mortgages | Accumulated impairment | Lifetime ECL | Credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	189,636	148,595	96,349
Financial leasing | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	501,825	471,007	297,319
Financial leasing | Accumulated impairment | 12-month ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	65,863	72,221	42,838
Financial leasing | Accumulated impairment | Lifetime ECL | Not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	31,356	30,434	17,447
Financial leasing | Accumulated impairment | Lifetime ECL | Credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	404,606	368,352	237,034
Trade receivables / other accounts receivable
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(11,702,301)	(9,300,643)
Trade receivables / other accounts receivable | Investment grade
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(4,719,510)	(2,971,500)
Trade receivables / other accounts receivable | 12-month ECL | Investment grade
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(4,719,510)	(2,971,500)
Trade receivables / other accounts receivable | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	286,463	256,891
Other accounts receivable, general approach | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	113,156	97,588	89,431
Other accounts receivable, general approach | Accumulated impairment | 12-month ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	13,353	19,700	12,911
Other accounts receivable, general approach | Accumulated impairment | Lifetime ECL | Not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	13,006	11,561	5,909
Other accounts receivable, general approach | Accumulated impairment | Lifetime ECL | Credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	86,797	66,327	70,611
Other accounts receivable, simplified approach | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	173,307	159,303
Other accounts receivable, simplified approach | Accumulated impairment | Lifetime ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	173,307	159,303	137,431
Financial assets at amortised cost, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(224,581,946)	(215,324,860)
Financial assets at amortised cost, category [member] | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	8,472,997	8,453,149
Financial assets at amortised cost, category [member] | Accumulated impairment | 12-month ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,867,228	1,844,645
Financial assets at amortised cost, category [member] | Accumulated impairment | Lifetime ECL | Not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,171,738	1,208,607
Financial assets at amortised cost, category [member] | Accumulated impairment | Lifetime ECL | Credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	5,260,724	5,240,594
Financial assets at amortised cost, category [member] | Loan portfolio | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	8,185,797	8,196,187
Financial assets at amortised cost, category [member] | Loan portfolio | Accumulated impairment | 12-month ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,853,138	1,824,874
Financial assets at amortised cost, category [member] | Loan portfolio | Accumulated impairment | Lifetime ECL | Not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,158,732	1,197,046
Financial assets at amortised cost, category [member] | Loan portfolio | Accumulated impairment | Lifetime ECL | Credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	5,173,927	5,174,267
Financial assets at amortised cost, category [member] | Commercial loans | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	3,739,330	3,937,449
Financial assets at amortised cost, category [member] | Commercial loans | Accumulated impairment | 12-month ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	642,839	695,728
Financial assets at amortised cost, category [member] | Commercial loans | Accumulated impairment | Lifetime ECL | Not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	190,697	190,633
Financial assets at amortised cost, category [member] | Commercial loans | Accumulated impairment | Lifetime ECL | Credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	2,905,794	3,051,088
Financial assets at amortised cost, category [member] | Loans to consumers | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	3,548,580	3,442,311
Financial assets at amortised cost, category [member] | Loans to consumers | Accumulated impairment | 12-month ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,076,150	998,390
Financial assets at amortised cost, category [member] | Loans to consumers | Accumulated impairment | Lifetime ECL | Not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	851,651	890,556
Financial assets at amortised cost, category [member] | Loans to consumers | Accumulated impairment | Lifetime ECL | Credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,620,779	1,553,365
Financial assets at amortised cost, category [member] | Mortgages | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	306,237	257,243
Financial assets at amortised cost, category [member] | Mortgages | Accumulated impairment | 12-month ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	43,492	35,187
Financial assets at amortised cost, category [member] | Mortgages | Accumulated impairment | Lifetime ECL | Not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	73,109	73,461
Financial assets at amortised cost, category [member] | Mortgages | Accumulated impairment | Lifetime ECL | Credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	189,636	148,595
Financial assets at amortised cost, category [member] | Microcredit | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	89,825	88,177
Financial assets at amortised cost, category [member] | Microcredit | Accumulated impairment | 12-month ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	24,794	23,348
Financial assets at amortised cost, category [member] | Microcredit | Accumulated impairment | Lifetime ECL | Not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	11,919	11,962
Financial assets at amortised cost, category [member] | Microcredit | Accumulated impairment | Lifetime ECL | Credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	53,112	52,867
Financial assets at amortised cost, category [member] | Financial leasing | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	501,825	471,007
Financial assets at amortised cost, category [member] | Financial leasing | Accumulated impairment | 12-month ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	65,863	72,221
Financial assets at amortised cost, category [member] | Financial leasing | Accumulated impairment | Lifetime ECL | Not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	31,356	30,434
Financial assets at amortised cost, category [member] | Financial leasing | Accumulated impairment | Lifetime ECL | Credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	404,606	368,352
Financial assets at amortised cost, category [member] | Trade receivables / other accounts receivable | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	286,463	256,891
Financial assets at amortised cost, category [member] | Other accounts receivable, general approach | Accumulated impairment | 12-month ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	13,353	19,700
Financial assets at amortised cost, category [member] | Other accounts receivable, general approach | Accumulated impairment | Lifetime ECL | Not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	13,006	11,561
Financial assets at amortised cost, category [member] | Other accounts receivable, general approach | Accumulated impairment | Lifetime ECL | Credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	86,797	66,327
Financial assets at amortised cost, category [member] | Other accounts receivable, simplified approach | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	173,307	159,303
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(21,608,992)	(18,935,757)
Financial assets measured at fair value through other comprehensive income, category [member] | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	34,080	99,017
Financial assets measured at fair value through other comprehensive income, category [member] | Accumulated impairment | 12-month ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	34,080	20,757
Financial assets measured at fair value through other comprehensive income, category [member] | Accumulated impairment | Lifetime ECL | Not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		31,980
Financial assets measured at fair value through other comprehensive income, category [member] | Accumulated impairment | Lifetime ECL | Credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		46,280
Debt securities | Market risk
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(26,292,207)	(22,729,991)
Debt securities | Financial assets at amortised cost, category [member] | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	737	71
Debt securities | Financial assets at amortised cost, category [member] | Accumulated impairment | 12-month ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	737	71
Debt securities | Financial assets measured at fair value through other comprehensive income, category [member] | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	34,080	99,017	71,708
Debt securities | Financial assets measured at fair value through other comprehensive income, category [member] | Accumulated impairment | 12-month ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	34,080	20,757
Debt securities | Financial assets measured at fair value through other comprehensive income, category [member] | Accumulated impairment | Lifetime ECL | Not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		31,980
Debt securities | Financial assets measured at fair value through other comprehensive income, category [member] | Accumulated impairment | Lifetime ECL | Credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		46,280	$ 71,708
Financial Entities | Trade receivables / other accounts receivable | Investment grade
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(391,482)	(340,265)
Financial Entities | Trade receivables / other accounts receivable | 12-month ECL | Investment grade
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(391,482)	(340,265)
Sovereign | Trade receivables / other accounts receivable | Investment grade
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(4,328,028)	(2,631,235)
Sovereign | Trade receivables / other accounts receivable | 12-month ECL | Investment grade
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	$ (4,328,028)	$ (2,631,235)